Secured Term Loan Facilities and Revolving Credit Facilities - Schedule of Breakdown of Secured Term Loan Facilities and Total Deferred Financing Costs Split Between Current and Non-Current Liabilities (Detail) - USD ($)
$ in Thousands
		Jun. 30, 2022	Dec. 31, 2021
Current Liability
Current portion of secured term loan facilities		$ 225,360	$ 151,586
Less: current portion of deferred financing costs		(2,676)	(3,016)
Current portion of secured term loan facilities, net of deferred financing costs		222,684	148,570
Non-Current Liability
Secured term loan facilities and revolving credit facilities net of current portion	[1]	518,516	664,356
Less: non-current portion of deferred financing costs		(3,454)	(4,689)
Non-current secured term loan facilities and revolving credit facilities, net of current portion and non-current deferred financing costs		$ 515,062	$ 659,667

[1]	Includes amounts relating to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with a financial institution) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity. As of June 30, 2022, there was $51.6 million in borrowings outstanding under the Navigator Aurora Facility which is included in the non-current liabilites amountss due to related parties on the unaudited condesnsed consolidation balance sheet (December 31, 2021, $54.9 million.).